Risk - Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Risk
Finance income (costs)	R$ (96,802)	R$ (98,808)	R$ (162,177)
Base scenario
Risk
Exchange rate	5.1961
Scenario 1
Risk
Exchange rate	6.2353
Finance income (costs)	R$ 5,773
Scenario 2
Risk
Exchange rate	4.1569
Finance income (costs)	R$ (5,773)